RELATED PARTY TRANSACTIONS AND BALANCES (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended					1 Months Ended			12 Months Ended						1 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Apr. 30, 2014 Sheen Star	Dec. 31, 2014 Starway CNY	Dec. 31, 2013 Starway CNY	Dec. 31, 2012 Starway CNY	Dec. 31, 2014 UBOX CNY	Dec. 31, 2013 UBOX CNY	Aug. 31, 2013 UBOX Convertible bonds CNY	Dec. 31, 2012 UBOX Convertible bonds CNY	Dec. 31, 2013 UBOX Ordinary Shares	Dec. 31, 2014 UBOX Ordinary Shares	Dec. 31, 2014 Yibang CNY	Dec. 31, 2013 Yibang CNY	Dec. 31, 2014 Ctrip CNY	Dec. 31, 2013 Ctrip CNY	Dec. 31, 2012 Ctrip CNY	Dec. 31, 2013 Ctrip Starway CNY	May 31, 2012 Ctrip Starway CNY	Dec. 31, 2014 Ctrip Hotel reservation services CNY	Dec. 31, 2013 Ctrip Hotel reservation services CNY	Dec. 31, 2014 Ctrip Starway acquisition CNY	Dec. 31, 2013 Ctrip Starway acquisition CNY	Dec. 31, 2014 Sheen Star CNY
Related party transaction
Percentage of equity interest owned					19.99%
Equity interest percentage owned in equity method investment by the majority owner					50.01%
Amount due from related parties	$ 2,626	16,293	658							256					16,293	402
Period over which acquisition payable to be paid						2 years																		2 years
Due to related party																	10,486	13,760				2,319	1,510	8,167	12,250
Related party transaction, expenses																	19,235	17,128	10,945
Service fee									392	847					527	199
Interest income									541	1,373
Percentage of ownership interest acquired							49.00%	51.00%												49.00%	51.00%
Acquisition price in cash						4,083	4,210	17,292													17,292
Acquisition price							16,460													16,460
Convertible promissory note purchased from related party	12,122	75,210		8,074								8,074
Conversion of promissory note to ordinary shares (in shares)													8,530,731	3,946,897
Additional convertible promissory note purchased	30,794	191,064	54,744	28,129							4,314
Transfer of investment to a related party																										82,785